COMMITMENTS AND CONTINGENCIES - Pledges and Guarantees (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Long-term restricted cash	$ 3,495	$ 2,415	$ 2,252
Obligations under lease agreements secured by bank guarantee	$ 3,581	$ 2,752